21. Provisions for pensions and similar obligations (Details 14) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Estimated Benefits Payable [Abstract]
2021	R$ 2,281,173
2022	2,334,653
2023	2,385,827
2024	2,435,557
2025	2,482,183
2026 to 2030	12,981,893
Total	R$ 24,901,286